Cash Flow Information	12 Months Ended
Jun. 30, 2023
Cash Flow Information [Abstract]
CASH FLOW INFORMATION

14. CASH FLOW INFORMATION

	Years Ended June 30,
	2023	2022	2021

(a) Reconciliation of Net Loss to Net Cash Flows Used In Operations
Net loss	(13,806,515)	(12,847,061)	(15,309,353)

Non-cash items
Depreciation of property and equipment	37,854	17,848	18,662
Depreciation on leased assets	64,409	36,366	56,707
Others	-	61	(145)
Share-based payment expenses	966,571	1,506,122	1,884,763
Foreign exchange (gain)/loss	(917,650)	(2,813,635)	426,782
Fixed Asset Write Off	10,232	-	-
Changes in assets and liabilities
(Increase)/Decrease in trade and other receivables	(3,940,343)	(447,684)	(4,216,356)
(Increase)/Decrease in other current assets	(968,207)	(516,176)	(517,617)
Increase/(Decrease) in trade and other payables	(1,560,873)	2,604,001	432,905
(Decrease) in other current liabilities	-	-	-
Increase/(Decrease) in provision for employee entitlements	78,685	122,884	(106,417)

Net cash flows used in operating activities	(20,035,837)	(12,337,274)	(17,330,069)

(b) Reconciliation of Cash and Cash Equivalents

Cash and cash equivalents balance comprises:
- cash and cash equivalents on hand	15,773,783	34,806,799	28,115,516

Closing cash and cash equivalents balance	15,773,783	34,806,799	28,115,516

(c) Non-Cash Financing and Investing Activities

There were no non-cash financing and investing activities during the years ended June 30, 2023, 2022 and 2021.